GLOBAL REAL ESTATE FUND Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI Index (net)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	10.06%	9.23%
FTSE EPRA/ NAREIT Developed Index (net)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.94%	(1.00%)	2.23%
None
Prospectus [Line Items]
Average Annual Return, Percent	1.40%	(0.99%)	2.63%